Interim Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Share capital	Other reserves	Accumulated deficit	Total shareholders equity	Non-controlling interest	Total
Impact of correction	$ 27	$ 3,404	$ (18,777)	$ (15,346)		$ (15,346)
Beginning Balance at Dec. 31, 2018	27	3,404	(18,777)	(15,346)		$ (15,346)
Beginning Balance (in Shares) at Dec. 31, 2018						20,000
Profit(Loss) for the period			(35,526)	(35,526)		$ (35,526)
Other comprehensive loss			(3)	(3)		(3)
Total comprehensive income/(loss) for the period, net of tax			(35,529)	(35,529)		(35,529)
Equity contribution from shareholders		108		108		108
Share-based payments		6,413	(10)	6,403		6,403
Distribution and dividends			(4,206)	(4,206)		(4,206)
Total transactions with shareholders		6,521	(4,216)	2,305		2,305
Ending Balance (Previously stated) at Dec. 31, 2019	27	8,106	(56,702)	(48,569)		(48,569)
Ending Balance (Correction of errors) at Dec. 31, 2019		1,819	(1,820)	(1)		(1)
Ending Balance at Dec. 31, 2019	$ 27	9,925	(58,522)	(48,570)		$ (48,570)
Ending Balance (in Shares) (Previously stated) at Dec. 31, 2019	20,000
Ending Balance (in Shares) at Dec. 31, 2019	20,000					20,000
Impact of correction | Previously stated	$ 27	8,106	(56,702)	(48,569)		$ (48,569)
Impact of correction | Correction of errors		1,819	(1,820)	(1)		(1)
Impact of correction	27	9,925	(58,522)	(48,570)		(48,570)
Profit(Loss) for the period			(751)	(751)		(751)
Other comprehensive loss			15	15		15
Total comprehensive income/(loss) for the period, net of tax			(736)	(736)		(736)
Share-based payments		2,159	(1,147)	1,012		1,012
Distribution and dividends			(53,614)	(53,614)		(53,614)
Total transactions with shareholders		2,159	(54,761)	(52,602)		(52,602)
Ending Balance (Previously stated) at Dec. 31, 2020	27	8,289	(111,070)	(102,754)		(102,754)
Ending Balance (Correction of errors) at Dec. 31, 2020		3,795	(2,949)	846		846
Ending Balance at Dec. 31, 2020	$ 27	12,084	(114,019)	(101,908)		(101,908)
Ending Balance (in Shares) (Previously stated) at Dec. 31, 2020	20,000
Ending Balance (in Shares) at Dec. 31, 2020	20,000
Impact of correction | Previously stated	$ 27	8,289	(111,070)	(102,754)		(102,754)
Impact of correction | Correction of errors		3,795	(2,949)	846		846
Impact of correction	27	12,084	(114,019)	(101,908)		(101,908)
Profit(Loss) for the period			(11,787)	(11,787)		(11,787)
Other comprehensive loss			(51)	(51)		(51)
Total comprehensive income/(loss) for the period, net of tax			(11,838)	(11,838)		(11,838)
Share-based payments		40		40		40
Total transactions with shareholders		40		40		40
Ending Balance at Mar. 31, 2021	$ 27	12,124	(125,857)	(113,706)		(113,706)
Ending Balance (in Shares) at Mar. 31, 2021	20,000
Beginning Balance (Previously stated) at Dec. 31, 2020	$ 27	8,289	(111,070)	(102,754)		(102,754)
Beginning Balance (Correction of errors) at Dec. 31, 2020		3,795	(2,949)	846		846
Beginning Balance at Dec. 31, 2020	$ 27	12,084	(114,019)	(101,908)		(101,908)
Beginning Balance (in Shares) (Previously stated) at Dec. 31, 2020	20,000
Beginning Balance (in Shares) at Dec. 31, 2020	20,000
Profit(Loss) for the period			(117,455)	(117,455)	$ 11	(117,444)
Other comprehensive loss		36	(25)	11		11
Total comprehensive income/(loss) for the period, net of tax		36	(117,480)	(117,444)	11	(117,433)
Equity contribution from shareholders	$ (27)	119,681		119,654		119,654
Issuance of shares upon the Transaction (in shares)	196,503,101
Share-based payments		128,517	2	128,519		128,519
Share warrant obligations		(32,109)		(32,109)		(32,109)
Acquisition of non-controlling interest					33	33
Distribution and dividends		(61,804)	(96,000)	(157,804)		(157,804)
Total transactions with shareholders	$ (27)	154,285	(95,998)	58,260	33	58,293
Total transactions with shareholders (in shares)	196,503,101
Ending Balance at Dec. 31, 2021		166,405	(327,497)	(161,092)	44	$ (161,048)
Ending Balance (in Shares) at Dec. 31, 2021	196,523,101					196,523,101
Impact of correction	$ 27	12,124	(125,857)	(113,706)		$ (113,706)
Impact of correction		166,405	(327,497)	(161,092)	44	(161,048)
Profit(Loss) for the period			23,429	23,429	(18)	23,411
Other comprehensive loss		(281)		(281)		(281)
Total comprehensive income/(loss) for the period, net of tax		(281)	23,429	23,148	(18)	23,130
Issuance of shares upon the Transaction		(2,094)		(2,094)		(2,094)
Share-based payments		1,065		1,065		1,065
Total transactions with shareholders		(1,029)		(1,029)		(1,029)
Ending Balance at Mar. 31, 2022		165,095	(304,068)	(138,973)	26	(138,947)
Ending Balance (in Shares) at Mar. 31, 2022	196,523,101
Impact of correction		$ 165,095	$ (304,068)	$ (138,973)	$ 26	$ (138,947)